FINANCE INCOME AND FINANCE COSTS - Narrative (Details) - USD ($) $ in Thousands		3 Months Ended
		Mar. 31, 2025	Mar. 31, 2024
Finance Income And Finance Costs [Abstract]
Finance income	[1]	$ 12,056	$ 13,870

[1]	Certain prior year amounts have been reclassified to present finance income as a separate line item and to combine other income/(expense), net for comparative purposes